UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:  	December 31, 2008

Check here if Amendment [ ]; Amendment
Number:
  This Amendment (Check only one.):	[ ] is a
restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
February 11, 2009
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are
reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number		Name

     28-

     [Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:
	185

Form 13F Information Table Value Total:
	14,248,134 (in Canadian $)
      (thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011





MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE :
December 31, 2008 COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4
COLUMN 5 COLUMN 6COLUMN 7 COLUMN 8 VALUE SHRS OR SH/PUT/INVESTMEOTHER VOTING AUTHORITY NAME OF ISSUER
TITLE OF CLASS CUSIP (x$1000) PRN AMT
PRNCALLDISCRETIMANAGERS SOLE SHAREDNONE ABB LTD ADR
(1 ORD SHR)000375204 8,863 482,200SH SOLE 482,200 AGRIUM INC
COMMON 008916108 337,197 8,131,100SH SOLE 8,131,100 AIR LIQUIDE
ADR (0.2 ORD) 009126202 47,664 2,115,340SH SOLE 2,115,340 AKZO
NOBEL V SP ADR (1 ORD) 010199305 1,993 39,000SH SOLE 39,000
ALCOA INC COMMON 013817101 54,030 3,918,310SH SOLE 3,918,310
ALL NIPPON AWYS LTDADR(2 ORD SHRS)016630303 2,786 291,300SH
SOLE 291,300 APACHE CORP COMMON 037411105 141,436 1,549,650SH
SOLE 1,549,650 APPLE INC COMMON 037833100 42,195 403,700SH
SOLE 403,700 APPLIED MATERIALS COMMON 038222105 2,185
176,100SH SOLE 176,100 ASAHI GLASS SP ADR (10 ORD)043393206
3,134 473,900SH SOLE 473,900 AVERY DENNISON CORPCOMMON
053611109 60,509 1,509,660SH SOLE 1,509,660 BG PLC ADR (5 ORDS)
055434203 44,550 511,300SH SOLE 511,300 BP PLC ADR (6 ORDS)
055622104 84,567 1,477,460SH SOLE 1,477,460 BANK OF AMERICA
CORCOMMON 060505104 419 24,310SH SOLE 24,310 BANK OF
MONTREAL COMMON 063671101 3,620 115,850SH SOLE 115,850 BANK
OF NOVA SCOTIACOMMON 064149107 434,388 13,040,754SH SOLE
13,040,754 BARRICK GOLD CORP COMMON CAD 067901108 196,683
4,399,077SH SOLE 4,399,077 BECTON DICKINSON COMMON 075887109
670 8,000SH SOLE 8,000 BOSTON SCIENTIFIC COMMON 101137107
34,002 3,587,300SH SOLE 3,587,300 BRISTOL MYERS SQUIBCOMMON 110122108 3,895 136,800SH SOLE 136,800 BROOKFIELD ASSET
MGCLASS A LTD VTG 112585104 162,501 8,760,179SH SOLE 8,760,179
CAE INC COMMON 124765108 47,008 5,803,400SH SOLE 5,803,400 CCL
INDUSTRIES INC CLASS B NON VTG 124900309 42,724 1,708,940SH
SOLE 1,708,940 CVS CAREMARK CORP COMMON 126650100 146,193 4,153,799SH SOLE 4,153,799 CDN IMP BANK COMMERCOMMON
136069101 13,552 265,256SH SOLE 265,256 CDN NATL RAILWAY
COMMON 136375102 350,130 7,818,896SH SOLE 7,818,896 CDN
NATURAL RES COMMON 136385101 331,701 6,804,128SH SOLE
6,804,128 CDN TIRE CORP CLASS A NON VTG 136681202 30,667
705,800SH SOLE 705,800 CANON INC ADR (1 ORD) 138006309 41,582
1,081,375SH SOLE 1,081,375 CAPITALAND LTD ADR (2 ORD SHRS 140547100 4,787 919,800SH SOLE 919,800 CATERPILLAR INC COMMON
149123101 80,602 1,473,450SH SOLE 1,473,450 CHEVRON CORP
COMMON 166764100 688 7,600SH SOLE 7,600 CHICAGO BRIDGE &
IRN Y REGISTRY SH 167250109 394 32,000SH SOLE 32,000 COACH INC COMMON 189754104 84,368 3,317,000SH SOLE 3,317,000 COCA-COLA
CO COMMON 191216100 1,910 34,450SH SOLE 34,450 COLGATE
PALMOLIVE CCOMMON 194162103 143,381 1,708,260SH SOLE
1,708,260 COMPANHIA VAL DO RIADR(1 ORD SHR) 204412209 66,619
4,492,200SH SOLE 4,492,200 CREDIT SUISSE GRP SP ADR (0.25 OR 225401108 5,018 145,000SH SOLE 145,000 DOMTAR (CDA) PAPER
EXCHANGEABLE SH 257557108 7,918 4,060,400SH SOLE 4,060,400
E.ON AG ADR (0.3333 ORD 268780103 1,762 35,300SH SOLE 35,300
EAST JAPAN RAILWAY SPONS ADR 144A 273202101 3,314 51,300SH
SOLE 51,300 EATON CORP COMMON 278058102 4,870 80,000SH SOLE
80,000 EBAY INC COMMON 278642103 1,026 60,000SH SOLE 60,000
ECOLAB INC COMMON 278865100 41,413 962,100SH SOLE 962,100
ELECTRONIC ARTS COMMON 285512109 71,296 3,629,670SH SOLE 3,629,670 EMERSON ELEC CO COMMON 291011104 430 9,600SH SOLE
9,600 ENCANA CORPORATION COMMON 292505104 729,982
12,815,694SH SOLE 12,815,694 ERICSSON(LM) TEL ADR(10 SER B SH 294821608 56,590 5,916,900SH SOLE 5,916,900 FIRST QUANTUM MNRL
COMMON 335934105 85,860 4,875,639SH SOLE 4,875,639 FRANKLIN
RES INC COMMON 354613101 480 6,150SH SOLE 6,150 GENERAL
ELECTRIC COCOMMON 369604103 86,764 4,373,520SH SOLE 4,373,520
GOLDCORP INC COMMON 380956409 212,440 5,533,742SH SOLE
5,533,742 HSBC HLDGS PLC SP ADR(5 ORD) 404280406 43,652
732,400SH SOLE 732,400 HEWLETT PACKARD CO COMMON
428236103 101,729 2,289,092SH SOLE 2,289,092 HEXCEL CORP
COMMON 428291108 1,674 185,000SH SOLE 185,000 HONEYWELL
INTL INC COMMON 438516106 57,662 1,434,260SH SOLE 1,434,260
HOYA CORP ADR(1 ORD SHR) 443251103 8,783 413,400SH SOLE
413,400 IAMGOLD CORP COMMON 450913108 56,238 7,399,700SH
SOLE 7,399,700 IMPERIAL OIL LTD COMMON 453038408 445 10,850SH
SOLE 10,850 INFOSYS TECHN LTD ADR(1 ORD SHR) 456788108 22,211 738,200SH SOLE 738,200 INTEL CORP COMMON 458140100 105,170
5,858,220SH SOLE 5,858,220 INTL BUSINESS MCHN COMMON
459200101 2,269 22,020SH SOLE 22,020 INTERNATIONAL
PAPERCOMMON 460146103 506 35,000SH SOLE 35,000 JOHNSON &
JOHNSON COMMON 478160104 101,546 1,385,954SH SOLE 1,385,954
JOHNSON MATTHEY PLCSP ADR 479142309 5,107 131,900SH SOLE
131,900 KIMBERLY CLARK MEX SP ADR (5 ORD A 494386204 365
18,300SH SOLE 18,300 KOHLS CORP COMMON 500255104 87,309
1,969,490SH SOLE 1,969,490 KOREA ELECTRIC PWR SP ADR (0.5 COM 500631106 27,245 1,916,300SH SOLE 1,916,300 L OREAL CO ADR (0.2
ORD) 502117203 51,417 2,392,400SH SOLE 2,392,400 ESTEE LAUDER
CO CLASS A 518439104 71,863 1,895,430SH SOLE 1,895,430 MEMC
ELECTR MATLS COMMON 552715104 29,544 1,689,470SH SOLE
1,689,470 MAGNA INTL INC CLASS A SUB VTG 559222401 245,100
6,669,388SH SOLE 6,669,388 MERCK & CO INC COMMON 589331107
175,052 4,702,190SH SOLE 4,702,190 MICROSOFT CORP COMMON 594918104 180,186 7,568,860SH SOLE 7,568,860 MITSUBISHI UFJ
FINLADR( 1 ORD SHRS 606822104 8,517 1,119,900SH SOLE 1,119,900
NASDAQ OMX GROUP COMMON 631103108 57,724 1,907,610SH SOLE 1,907,610 NESTLE S A ADS (1 ORD SHRS 641069406 78,612 1,616,987SH
SOLE 1,616,987 NIPPON TELEG & TEL NEW ADR(0.50 OR 654624105
4,242 127,400SH SOLE 127,400 NORTEL NETWORKS CORCOMMON
656568508 75 234,975SH SOLE 234,975 NORTHEAST UTILS COMMON 664397106 84,664 2,873,490SH SOLE 2,873,490 OPEN TEXT CORP
COMMON 683715106 37,312 1,008,700SH SOLE 1,008,700 PEARSON PLC
SP ADR (1 ORD) 705015105 461 39,500SH SOLE 39,500 PEPSICO INC
COMMON 713448108 111,033 1,655,450SH SOLE 1,655,450 PT
TELEKOMUNIKAS INADR(40 SER B SH 715684106 29,328 955,300SH
SOLE 955,300 PFIZER INC COMMON 717081103 91,192 4,204,787SH
SOLE 4,204,787 PHILIP MORRIS INTL COMMON 718172109 1,411
26,480SH SOLE 26,480 PRECISION DRILLING TRUST UNIT 740215108
808 80,200SH SOLE 80,200 PROCTER & GAMBLE COCOMMON
742718109 2,789 36,845SH SOLE 36,845 PRUDENTIAL FINL COMMON 744320102 262 7,070SH SOLE 7,070 REED ELSEVIER N V SPONS ADR
144A 758204200 40,360 1,366,967SH SOLE 1,366,967 RESEARCH IN
MOTION COMMON 760975102 328,850 6,643,439SH SOLE 6,643,439
REXAM PLC SP ADR NEW2001 761655406 879 27,500SH SOLE 27,500
ROCHE HLDG LTD NEW ADR( 4 ORD 771195104 91,509 976,170SH
SOLE 976,170 ROGERS COMMUNICATIOCLASS B NON VTG
775109200 362,644 9,911,010SH SOLE 9,911,010 ROYAL BANK CDA
COMMON 780087102 366,872 10,162,648SH SOLE 10,162,648 ROYAL
DUTCH SHELL ADR(2 ORD CL A) 780259206 259 4,000SH SOLE 4,000 SCHLUMBERGER LTD COMMON 806857108 105,418 2,033,640SH SOLE 2,033,640 SECOM LTD ADR (2 ORD) 813113206 375 3,000SH SOLE 3,000
SIEMENS A G SP ADR 826197501 64,093 690,930SH SOLE 690,930
SPECTRA ENERGY CORPCOMMON 847560109 57,892 3,003,420SH
SOLE 3,003,420 SUN LIFE FNCL INC COMMON 866796105 353 12,400SH
SOLE 12,400 SUNCOR ENERGY INC COMMON 867229106 339,767 14,324,058SH SOLE 14,324,058 SYSCO CORP COMMON 871829107
79,588 2,833,090SH SOLE 2,833,090 TAIWAN SEMICONDUCTOSP
ADR(5 ORD) 874039100 30,094 3,110,724SH SOLE 3,110,724 THOMSON
REUTERS CORCOMMON 884903105 478,192 13,432,370SH SOLE
13,432,370 TIME WARNER INC COMMON 887317105 112,899
9,164,280SH SOLE 9,164,280 TOMKINS PLC SP ADR (4 ORD) 890030208
1,582 176,700SH SOLE 176,700 TORAY INDUSTRIES ADR(10 ORDS) 890880206 8,303 134,000SH SOLE 134,000 TORONTO DOMINION
BKCOMMON 891160509 543,069 12,498,706SH SOLE 12,498,706
TOYOTA MTR CORP ADR (2 ORD) 892331307 78,535 980,000SH SOLE 980,000 UNILEVER N.V NY SHARES(1 ORD 904784709 1,022 34,000SH
SOLE 34,000 UNITED TECHNOLOGIESCOMMON 913017109 120,461 1,835,220SH SOLE 1,835,220 UPM KYMMENE CORP SP ADR 915436109
552 35,100SH SOLE 35,100 VOLVO AKTIEBOLAGET ADR (1 ORD)
928856400 6,499 937,700SH SOLE 937,700 WAL MART STORES
INCCOMMON 931142103 84,947 1,237,370SH SOLE 1,237,370 WELLS
FARGO & CO COMMON 949746101 176,055 4,876,700SH SOLE 4,876,700
WYETH COMMON 983024100 105,811 2,303,505SH SOLE 2,303,505
YAHOO INC COMMON 984332106 502 33,600SH SOLE 33,600 PETRO-
CANADA COMMON 71644E102C 150,337 5,626,375SH SOLE 5,626,375
TALISMAN ENERGY INCCOMMON 87425E103C 454,466 37,312,441SH
SOLE 37,312,441 AT&T INC COMMON 00206R102 113,949 3,264,922SH
SOLE 3,264,922 ALTRIA GROUP INC COMMON 02209S103 308
16,700SH SOLE 16,700 BCE INC COMMON 05534B760 118,297
4,707,385SH SOLE 4,707,385 BNP PARIBAS SP ADR(0.50 SH)05565A202
5,080 193,400SH SOLE 193,400 BANCO SANTAN CENT HADR (1 ORD) 05964H105 14,233 1,224,700SH SOLE 1,224,700 BARRICK GOLD CORP
COMMON USD 067901108C 9,253 205,500SH SOLE 205,500 BIOVAIL
CORP COMMON 09067J109 312 27,000SH SOLE 27,000 BULGARI SPA
SP ADR (4 ORD) 12015P102 7,962 264,700SH SOLE 264,700 CML
HEALTHCARE IN FTRUST UNIT 12582P105 217 16,900SH SOLE 16,900 CAMECO CORP COMMON 13321L108 385,598 18,318,208SH SOLE
18,318,208 CDN PACIFIC RAILWAYCOMMON 13645T100 38,440
938,027SH SOLE 938,027 CISCO SYSTEMS INC COMMON 17275R102
136,084 6,817,515SH SOLE 6,817,515 DBS GROUP HLDGS LTDSP ADR(4
ORD) 23304Y100 7,773 236,400SH SOLE 236,400 DEVON ENERGY CORP
COMMON 25179M103 1,014 12,600SH SOLE 12,600 DIAGEO P L C SP
ADR (4 ORD) 25243Q205 36,629 527,160SH SOLE 527,160 DUKE
ENERGY CORP COMMON 26441C105 364 19,800SH SOLE 19,800 EMBRAER-EMPRESA BRAADR(4 ORD SHRS)29081M102 21,336
1,074,800SH SOLE 1,074,800 ENBRIDGE INC COMMON 29250N105
59,488 1,503,740SH SOLE 1,503,740 EXELON CORP COMMON
30161N101 121,128 1,778,680SH SOLE 1,778,680 EXPERIAN PLC
SPONSORED ADR 30215C101 6,048 777,700SH SOLE 777,700 EXXON
MOBIL CORP COMMON 30231G102 80,380 822,215SH SOLE 822,215
FNX MINING COMMON 30253R101 437 143,800SH SOLE 143,800
FRANCE TELECOM SP ADR (1 ORD) 35177Q105 37,052 1,077,900SH
SOLE 1,077,900 FREEPORT-MCMORAN C&COMMON 35671D857 43,583 1,456,215SH SOLE 1,456,215 GOLDMAN SACHS GROUPCOMMON
38141G104 87,544 847,110SH SOLE 847,110 GOOGLE INC CLASS A
38259P508 90,128 239,225SH SOLE 239,225 CGI GROUP INC CLASS A
SUB VTG39945C109 46,630 4,857,300SH SOLE 4,857,300 HENKEL AG &
CO KGAA SPONSORED 42550U109 295 9,000SH SOLE 9,000 IAMGOLD
CORP COMMON 450913108C 561 75,000SH SOLE 75,000 IVANHOE
MINES COMMON 46579N103 482 147,400SH SOLE 147,400 JPMORGAN
CHASE & COCOMMON 46625H100 1,687 43,700SH SOLE 43,700 KRAFT
FOODS INC CLASS A 50075N104 110,650 3,365,210SH SOLE 3,365,210
MDS INC COMMON 55269P302 32,633 4,322,200SH SOLE 4,322,200
MAGNA INTL INC CLASS A 559222401C 1,979 54,000SH SOLE 54,000
MANULIFE FINCL CORPCOMMON 56501R106 487,269 23,426,378SH
SOLE 23,426,378 MOSAIC CO COMMON 61945A107 58,256 1,374,900SH
SOLE 1,374,900 NEXEN INC COMMON 65334H102 777 36,220SH SOLE
36,220 NOMURA HLDGS INC SPONSORED ADR 65535H208 965
94,400SH SOLE 94,400 NOVARTIS AG ADR (1 ORD CHF)66987V109
75,769 1,243,415SH SOLE 1,243,415 PACIFIC ENERGY RES COMMON 694228206U 70 870,784SH SOLE 870,784 POTASH CORP OF
SASKCOMMON 73755L107 295,760 3,303,110SH SOLE 3,303,110
POTASH CORP OF SASKCOMMON 73755L107C 3,874 43,200SH SOLE
43,200 RESIN SYSTEMS COMMON 76111T102 158 1,130,000SH SOLE
1,130,000 SHAW COMMUNICATIONSCLASS B NON VTG82028K200
266 12,300SH SOLE 12,300 STATOILHYDRO ASA SP ADR(1 ORD NO85771P102 4,994 244,800SH SOLE 244,800 TMX GROUP INC
COMMON 87261X108 105,914 4,204,600SH SOLE 4,204,600 TELUS CORP
COMMON 87971M103 116,304 3,128,983SH SOLE 3,128,983 3M
COMPANY COMMON 88579Y101 94,205 1,336,930SH SOLE 1,336,930
TIM HORTONS INC COMMON 88706M103U 99,389 2,848,625SH SOLE 2,848,625 TRANSALTA CORP COMMON 89346D107 53,897 2,218,000SH
SOLE 2,218,000 TRANSCANADA CORP COMMON 89353D107 149,003 4,492,115SH SOLE 4,492,115 TRANSCANADA CORP COMMON
89353D107C 1,014 30,500SH SOLE 30,500 ULTRA PETE CORP COMMON 903914109C 72,634 1,718,700SH SOLE 1,718,700 VERIZON
COMMUNICATNCOMMON 92343V104 85,382 2,056,706SH SOLE
2,056,706 VIACOM INC CLASS B 92553P201 86,974 3,726,266SH SOLE
3,726,266 VODAFONE GRP PLC ADR(10 ORDS) 92857W209 38,011
1,518,573SH SOLE 1,518,573 WPP PLC SP ADR(5 ORDS) 92933H101
44,346 1,223,800SH SOLE 1,223,800 WAL MART DE MEXICO SP ADR(10
SHS) 93114W107 54,394 1,645,100SH SOLE 1,645,100 ZIMMER
HOLDINGS COMMON 98956P102 73,536 1,485,635SH SOLE 1,485,635
COVIDIEN LTD COMMON G2552X108 943 21,250SH SOLE 21,250 TYCO
INTL LTD COMMON G9143X208 39,094 1,477,957SH SOLE 1,477,957
TYCO ELEC LTD COMMON G9144P105 418 21,075SH SOLE 21,075 ACE LIMITED COMMON H0023R105 59,006 910,500SH SOLE 910,500
TRANSOCEAN LTD ZUG NAMEN AKT H8817H100 63,064 1,089,903SH
SOLE 1,089,903 CHECK POINT SOFTWARORDINARY M22465104
26,450 1,137,400SH SOLE 1,137,400






CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011